Jun-03-03 03:43pm From-

T-017 P.002/002 F-202

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

03055646

1-31691

NYSE

RECD S.E.C.
JUN 3 2003
081

June 3, 2003

PROCESSED
JUN 11 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, RMK HIGH INCOME FUND, INC., Shares of Common Stock, $0.0001 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 3, 2003. Tentative listing date – Not yet determined.

Sincerely,